SUMMARY OF MATERIAL ACCOUNTING POLICIES - Narrative (Details) € in Thousands, $ in Thousands				1 Months Ended					6 Months Ended
	Apr. 30, 2024 EUR (€)	Jul. 07, 2023 USD ($)	Jul. 07, 2023 EUR (€)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 EUR (€)	Jan. 31, 2024 USD ($)	Apr. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) segment	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jan. 31, 2022
Summary Of Significant Accounting Policies [Line Items]
Payment of deferred consideration				$ (5,594)		$ (4,450)		$ (2,390)	$ (10,044)	$ (2,390)
Interest paid				832		(550)			1,382	110
Issue of ordinary shares for acquisitions									0	9,912
Payment of contingent consideration, investing									0	5,557
Payment of contingent consideration, operating				7,156					$ 0	$ 4,621
Number of segments | segment									1
Roto Sports, Inc.
Summary Of Significant Accounting Policies [Line Items]
Percentage of voting equity interests acquired												100.00%
Purchase consideration due on first anniversary						$ 5,000		$ 2,500
NDC Media
Summary Of Significant Accounting Policies [Line Items]
Percentage of voting equity interests acquired												100.00%
Outstanding consideration obligation							$ 20,090				€ 18,000
Consideration obligation paid in cash							10,178
Issue of ordinary shares for acquisitions							$ 9,912
Consideration paid (received)	€ 13,000	$ 5,440	€ 5,000	$ 13,582	€ 12,699